Income Tax - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax (expenses)		¥ 196,922	¥ (15,853)	¥ (14,237)
Deferred income tax (expenses) benefits			2,626,562	(5,496,536)
Total income tax (expenses) benefits	$ 29,023	¥ 196,922	¥ 2,610,709	¥ (5,510,773)